Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	MSCI U.S. REIT Index Total Shareholder Return ($)(3)	Net Income ($)	AFFO per share ($)(4)

2022	14,286,815	16,383,532	3,782,204	4,185,216	$101.66	$99.82	872,416,000	$3.92
2021	12,861,011	16,487,305	2,946,164	3,572,661	$109.73	$132.23	360,747,000	$3.59
2020	7,787,647	3,887,914	1,945,047	995,917	$88.44	$92.43	396,506,000	$3.39

Company Selected Measure Name	AFFO per share
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation “actually paid” to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2021	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, Michelle Bushore, and Sean P. Nugent
2020	Sumit Roy	Michael P. Pfeiffer, Neil M. Abraham, Mark E. Hagan, Sean P. Nugent, and Paul M. Meurer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020

Year	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	(7,437,814)	(1,905,534)	(7,596,215)	(1,588,867)	(4,867,776)	(765,521)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,360,387	2,131,811	10,108,387	2,102,808	4,010,434	610,326
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,125,144	167,891	932,062	87,816	(3,214,044)	(587,343)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(114,608)	(16,769)	—	7,540	(19,995)	(228,170)
Increase based on Dividends Paid on Awards during Applicable FY prior to Vesting Date not Otherwise Reflected in Total Compensation	163,608	25,613	182,060	17,200	191,648	21,578
Total Adjustments	2,096,717	403,012	3,626,294	626,497	(3,899,733)	(949,130)

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the MSCI U.S. REIT Index.
PEO Total Compensation Amount	$ 14,286,815	$ 12,861,011	$ 7,787,647
PEO Actually Paid Compensation Amount	$ 16,383,532	16,487,305	3,887,914
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts represent compensation “actually paid” to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2021	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, Michelle Bushore, and Sean P. Nugent
2020	Sumit Roy	Michael P. Pfeiffer, Neil M. Abraham, Mark E. Hagan, Sean P. Nugent, and Paul M. Meurer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020

Year	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	(7,437,814)	(1,905,534)	(7,596,215)	(1,588,867)	(4,867,776)	(765,521)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,360,387	2,131,811	10,108,387	2,102,808	4,010,434	610,326
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,125,144	167,891	932,062	87,816	(3,214,044)	(587,343)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(114,608)	(16,769)	—	7,540	(19,995)	(228,170)
Increase based on Dividends Paid on Awards during Applicable FY prior to Vesting Date not Otherwise Reflected in Total Compensation	163,608	25,613	182,060	17,200	191,648	21,578
Total Adjustments	2,096,717	403,012	3,626,294	626,497	(3,899,733)	(949,130)
	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for time-based restricted stock and restricted stock unit awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based restricted stock awards (excluding any market-based awards), the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. The range of estimates used in the Monte Carlo calculations are as follows: (i) for 2022, volatility between 20%-22% and risk-free rate between 4.4%-4.7%; (ii) for 2021, volatility between 18%-45% and risk free rate between 0.4%-0.7%; and (iii) for 2020, volatility between 45%-61% and risk free rate of 0.1%.
Non-PEO NEO Average Total Compensation Amount	$ 3,782,204	2,946,164	1,945,047
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,185,216	3,572,661	995,917
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts represent compensation “actually paid” to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, and Michelle Bushore
2021	Sumit Roy	Christie B. Kelly, Neil M. Abraham, Mark E. Hagan, Michelle Bushore, and Sean P. Nugent
2020	Sumit Roy	Michael P. Pfeiffer, Neil M. Abraham, Mark E. Hagan, Sean P. Nugent, and Paul M. Meurer
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020

Year	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	(7,437,814)	(1,905,534)	(7,596,215)	(1,588,867)	(4,867,776)	(765,521)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,360,387	2,131,811	10,108,387	2,102,808	4,010,434	610,326
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,125,144	167,891	932,062	87,816	(3,214,044)	(587,343)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(114,608)	(16,769)	—	7,540	(19,995)	(228,170)
Increase based on Dividends Paid on Awards during Applicable FY prior to Vesting Date not Otherwise Reflected in Total Compensation	163,608	25,613	182,060	17,200	191,648	21,578
Total Adjustments	2,096,717	403,012	3,626,294	626,497	(3,899,733)	(949,130)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	AFFO per share; •TSR ranking relative to MSCI REIT Index; •Net Debt-to-Pro Forma Adjusted EBITDAre; •Fixed charge coverage ratio; •Portfolio occupancy; and •Dividend per share growth rate
Total Shareholder Return Amount	$ 101.66	109.73	88.44
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ 872,416,000	$ 360,747,000	$ 396,506,000
Company Selected Measure Amount | $ / shares	3.92	3.59	3.39
PEO Name	Sumit Roy
Additional 402(v) Disclosure [Text Block]	The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:The line graph below compares (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) the cumulative TSR of the MSCI U.S. REIT Index, (iv) our net income, and (v) AFFO per share, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends were reinvested.We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022: For additional information about how each of these measures has been incorporated into our 2022 compensation program, please see “Compensation Discussion and Analysis - 2022 STIP Performance Goals” on page 48 above.
Adjustment To Compensation Amount, Weighted Average Volatility Rate, Minimum, Percentage	20.00%	18.00%	45.00%
Adjustment To Compensation Amount, Weighted Average Volatility Rate, Maximum, Percentage	22.00%	45.00%	61.00%
Adjustment To Compensation Amount, Risk Free Interest Rate, Minimum, Percentage	4.40%	0.40%
Adjustment To Compensation Amount, Risk Free Interest Rate, Maximum, Percentage	4.70%	0.70%
Adjustment To Compensation Amount, Risk Free Interest Rate, Percentage			0.10%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•AFFO per share
Non-GAAP Measure Description [Text Block]	AFFO per share, a non-GAAP financial measure, provides useful information to investors because it is a widely accepted industry measure of the operating performance of REITs that is used by industry analysts and investors who look at and compare those companies. It provides an additional measure to compare the operating performance of REITs without having to account for differing depreciation assumptions and other unique revenue and expense items, which we believe are not pertinent to measuring a particular company’s on-going operating performance. The most appropriate GAAP performance metric to which AFFO should be reconciled is net income available to common stockholders per share. For a reconciliation of AFFO per share to net income available to common stockholders per share, see Appendix A on page 92 of this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•TSR ranking relative to MSCI REIT Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Net Debt-to-Pro Forma Adjusted EBITDAre
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Fixed charge coverage ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Portfolio occupancy
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Dividend per share growth rate
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,096,717	$ 3,626,294	$ (3,899,733)
PEO [Member] | Deduction For Amounts Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(7,437,814)	(7,596,215)	(4,867,776)
PEO [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Remained Unvested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	8,360,387	10,108,387	4,010,434
PEO [Member] | Increase/Deduction For Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,125,144	932,062	(3,214,044)
PEO [Member] | Increase/Deduction For Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(114,608)	0	(19,995)
PEO [Member] | Increase Based On Dividends Paid On Awards During Applicable Fiscal Year Prior To Vesting Date Not Otherwise Reflected In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	163,608	182,060	191,648
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	403,012	626,497	(949,130)
Non-PEO NEO [Member] | Deduction For Amounts Reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,905,534)	(1,588,867)	(765,521)
Non-PEO NEO [Member] | Increase Based On Fair Value Of Awards Granted During Applicable Fiscal Year That Remained Unvested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,131,811	2,102,808	610,326
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted During Prior Fiscal Year That Were Outstanding And Unvested As Of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	167,891	87,816	(587,343)
Non-PEO NEO [Member] | Increase/Deduction For Awards Granted During Prior Fiscal Year That Vested During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(16,769)	7,540	(228,170)
Non-PEO NEO [Member] | Increase Based On Dividends Paid On Awards During Applicable Fiscal Year Prior To Vesting Date Not Otherwise Reflected In Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 25,613	$ 17,200	$ 21,578